DEFERRED VOYAGE REVENUE	6 Months Ended
Jun. 30, 2013
DEFERRED VOYAGE REVENUE [Abstract]
DEFERRED VOYAGE REVENUE
NOTE 6 - DEFERRED VOYAGE REVENUE
Deferred voyage revenue primarily reflects charter-out amounts collected on voyages that have not yet been completed. In January 2009, Navios Partners and its counterparty to the Navios Hope charter party mutually agreed for a lump sum amount of approximately $30,443, of which Navios Partners received net of expenses in the amount of $29,589 in February 2009. Under a new charter agreement, the balance of the aggregate value of the original contract is allocated to the period until its original expiration. The amount of $30,443 has been recognized as deferred revenue and is being amortized over the entire term of the vessel's contract through August 2013.
As of June 30, 2013 and December 31, 2012, the deferred voyage revenue of $2,724 and $9,112, respectively, included the unamortized amount of the lump sum amount related to the Navios Hope of $896 and $4,230, respectively. As of June 30, 2013, the current and long-term portion of the lump sum amount for the Navios Hope was $896 and $0, respectively.